Templeton Developing Markets Trust
Statement of Investments, March 31, 2012 (unaudited)

	Industry	Shares	Value
Closed End Funds 0.3%			
Romania 0.3%			
SIF Banat-Crisana	Diversified Financial Services	4,356,800	$ 1,415,519
SIF Moldova	Diversified Financial Services	4,220,972	1,677,284
SIF Muntenia	Diversified Financial Services	3,487,675	769,941
SIF Oltenia	Diversified Financial Services	4,882,500	2,081,392
SIF Transilvania	Diversified Financial Services	10,640,886	2,310,208
Total Closed End Funds (Cost $8,328,690)			8,254,344
Common Stocks 90.3%			
Australia 1.3%			
BHP Billiton Ltd.	Metals & Mining	984,482	35,292,734
Austria 0.2%			
[a]Raiffeisen Bank International AG	Commercial Banks	139,577	4,935,851
Brazil 14.8%			
Companhia de Bebidas das Americas (AmBev)	Beverages	5,404,877	186,393,441
Itau Unibanco Holding SA, ADR	Commercial Banks	4,205,772	80,708,765
Souza Cruz SA	Tobacco	7,527,330	115,427,717
			382,529,923
Chile 2.3%			
Antofagasta PLC	Metals & Mining	3,187,583	58,731,704
China 9.5%			
Anhui Conch Cement Co. Ltd., H	Construction Materials	7,795,547	24,644,674
CNOOC Ltd.	Oil, Gas & Consumable Fuels	28,274,307	58,109,861
[a]Great Wall Motor Co. Ltd., H	Automobiles	10,007,987	19,408,711
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	61,690,902	86,908,734
Tencent Holdings Ltd.	Internet Software & Services	425,600	11,881,900
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	1,951,105	22,054,702
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	10,664,000	23,180,221
			246,188,803
Colombia 0.1%			
Ecopetrol SA, ADR	Oil, Gas & Consumable Fuels	22,686	1,385,888
Hong Kong 5.7%			
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	4,222,262	44,080,415
Giordano International Ltd.	Specialty Retail	3,404,000	2,621,294
I.T Ltd.	Specialty Retail	19,554,000	11,457,029
Luk Fook Holdings (International) Ltd.	Specialty Retail	7,450,585	22,594,684
[b]Luk Fook Holdings (International) Ltd., 144A	Specialty Retail	529,000	1,604,248
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	20,011,806	40,613,225
VTech Holdings Ltd.	Communications Equipment	2,017,100	25,857,925
			148,828,820
India 9.3%			
Grasim Industries Ltd.	Construction Materials	115,471	5,971,357
Infosys Ltd.	IT Services	645,747	36,385,738
National Aluminium Co. Ltd.	Metals & Mining	741,098	797,287
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	7,944,056	41,763,127
Tata Chemicals Ltd.	Chemicals	2,679,686	18,211,535
Tata Consultancy Services Ltd.	IT Services	5,974,596	137,229,461
			240,358,505
Indonesia 10.6%			
PT Astra International Tbk	Automobiles	18,658,000	150,892,290
PT Bank Central Asia Tbk	Commercial Banks	78,803,740	68,944,654
PT Bank Rakyat Indonesia (Persero) Tbk	Commercial Banks	70,945,000	53,922,545
			273,759,489

Quarterly Statement of Investments | See Notes to Statement of Investments

Templeton Developing Markets Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Direct Equity Investments (Cost $2,706,336) 0.2%			
Vietnam 0.2%			
[c,e,f,g] Mayfair Hanoi, Ltd., 37.50% equity owned through HEA Holdings Ltd., a wholly owned investment	Real Estate Management & Development	—	4,871,994
Preferred Stocks 8.1%			
Brazil 6.8%			
Banco Bradesco SA, ADR, pfd.	Commercial Banks	1,674,902	29,310,785
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	2,562,455	15,787,737
Vale SA, ADR, pfd., A	Metals & Mining	5,733,361	130,089,961
			175,188,483
Chile 1.3%			
Embotelladora Andina SA, pfd., A	Beverages	7,285,484	34,257,879
Total Preferred Stocks (Cost $89,608,010)			209,446,362
Total Investments before Short Term Investments (Cost $1,557,082,512)			2,560,340,232
Short Term Investments 1.3%			
Money Market Funds (Cost $27,547,673) 1.1%			
United States 1.1%			
[e,h] Institutional Fiduciary Trust Money Market Portfolio		27,547,673	27,547,673
Investments from Cash Collateral Received for Loaned Securities (Cost $6,029,803) 0.2%			
Money Market Funds 0.2%			
United States 0.2%			
[i] BNY Mellon Overnight Government Fund, 0.153%		6,029,803	6,029,803
Total Investments (Cost $1,590,659,988) 100.2%			2,593,917,708
Other Assets, less Liabilities (0.2)%			(4,884,115)
Net Assets 100.0%			$ 2,589,033,593

[a] A portion or all of the security is on loan at March 31, 2012.
[b] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2012, the value of this security was $1,604,248, representing 0.06% of net assets.
[c] At March 31, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[d] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2012, the value of this security was $46,892,303, representing 1.81% of net assets.
[e] Non-income producing.
[f] See Note 4 regarding restricted securities.
[g] See Note 5 regarding holdings of 5% voting securities.
[h] The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
[i] The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the
Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market
System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such securities and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the
VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. INCOME TAXES

At March 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,628,148,132
Unrealized appreciation	$1,051,006,728
Unrealized depreciation	(85,237,152)
Net unrealized appreciation (depreciation)	$ 965,769,576

4. RESTRICTED SECURITIES

At March 31, 2012, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
-	Mayfair Hanoi, Ltd., 37.50% equity owned through HEA Holdings Ltd., a wholly owned investment (0.19% of Net Assets)	10/31/96	$ 2,706,336	$ 4,871,994

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the three months ended March 31, 2012, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Controlled Affiliates[a]							
Mayfair Hanoi, Ltd., 37.50% equity owned through HEA Holdings Ltd., a wholly owned investment (0.19% of Net Assets)	-	-	-	-	$4,871,994	$ -	$ -

[a] Issuer in which the Fund owns 25% or more of the outstanding voting securities.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2012, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Closed End Funds	$ 8,254,344	$ -	$ -	$ 8,254,344
Equity Investments:[a]				
Vietnam	-	-	4,871,994	4,871,994
All Other Equity Investments[b]	2,547,213,894	-	-	2,547,213,894
Short Term Investments	27,547,673	6,029,803	-	33,577,476
Total Investments in Securities	$ 2,583,015,911	$6,029,803	$4,871,994	$ 2,593,917,708

[a]Includes common and preferred stocks as well as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining a fund's fair value is presented when there are significant Level 3 investments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a Fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer